Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Income Statement [Abstract]
Revenue	$ 188,453	$ 224,068	$ 434,261	$ 448,846	$ 201,441
Expenses
Direct operating	92,752	123,566	260,673	298,246	139,769
Distribution and marketing	95,047	87,865	200,900	230,336	72,554
General and administrative	26,844	36,433	60,840	91,999	57,961
Depreciation and amortization	1,022	1,096	2,220	1,814	1,304
Restructuring expense	1,832
Total operating expenses	217,497	248,960	524,633	622,395	271,588
Loss from operations	(29,044)	(24,892)	(90,372)	(173,549)	(70,147)
Other income (expense):
Interest income	43	51	213	99	116
Interest expense	(10,718)	(11,629)	(22,134)	(18,934)	(15,943)
Shareholder exit (expense)/income	13,767	(5,777)	(25,000)
Loss before income taxes	(25,952)	(42,247)	(137,293)	(192,384)	(85,974)
Income tax provision	161	359	708	811	387
Net loss	$ (26,113)	$ (42,606)	$ (138,001)	$ (193,195)	$ (86,361)